Long-term Debt (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current portion	$ 839,222	$ 1,365,761
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,209,661	799,814
Additions to debt	1,350,000	1,452,056
Reclassification to acquisition consideration payable		(100,000)
Interest accretion	488,316	565,506
Debt payments	(732,803)	(507,715)
Settlement of debt	(706,352)
Ending Balance	2,608,822	$ 2,209,661
Current portion	1,769,600
Non-current portion	$ 839,222